Material Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Detail) - Connected transactions with Unicom Group and its subsidiaries [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Charges for value-added telecommunications services	¥ 69	¥ 43	¥ 30
Rental charges for short-term property leasing and related services charges	989	1,033	1,017
Charges for short term lease of telecommunications resources and related services	290	277	270
Charges for engineering design and construction services	1,537	2,055	2,411
Charges for shared services	77	77	83
Charges for materials procurement services	20	34	60
Charges for ancillary telecommunications services	2,417	2,905	2,699
Charges for comprehensive support services	1,052	1,231	1,274
Income from comprehensive support services	203	83	67
Lending by Finance Company to Unicom Group and its subsidiary	11,434	13,558	700
Repayment of loan lending by Finance Company to Unicom Group	11,134	6,354	500
Interest income from lending services	¥ 370	¥ 150	¥ 8